Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 09, 2026	Jun. 30, 2026	Apr. 01, 2026	Dec. 31, 2025	Mar. 25, 2024
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]		500,000,000		500,000,000
Ordinary shares, shares issued (in Shares)	[1]		25,742,647		497,148
Ordinary shares, shares outstanding (in Shares)	[1]		25,742,647		497,148
Ordinary shares
Ordinary shares, par value (in Dollars per share)						$ 0.0000001
Ordinary shares, shares issued (in Shares)			25,245,498			100
Reverse share consolidation						1
Share Consolidation
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares authorized (in Shares)				500,000,000
Ordinary shares, shares issued (in Shares)			1,262,275
Share Consolidation | Forecast
Ordinary shares, shares authorized (in Shares)		50,000
Pre-consolidation
Ordinary shares, par value (in Dollars per share)					$ 0.0000001
Ordinary shares, shares issued (in Shares)					159,329,600
Post-consolidation
Ordinary shares, par value (in Dollars per share)					$ 0.00001
Ordinary shares, shares issued (in Shares)					1,593,296
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]		399,941,181.2		399,941,181.2
Ordinary shares, shares issued (in Shares)	[1]		25,683,828		438,330
Ordinary shares, shares outstanding (in Shares)	[1]		25,683,828		438,330
Class A Ordinary Shares | Forecast
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Reverse share consolidation		20
Class A Ordinary Shares | Share Consolidation
Ordinary shares, shares authorized (in Shares)				399,941,181.2
Class A Ordinary Shares | Share Consolidation | Forecast
Ordinary shares, par value (in Dollars per share)		$ 0.002
Ordinary shares, shares authorized (in Shares)		19,997,059.06
Reverse share consolidation		1
Class A Ordinary Shares | Pre-consolidation
Ordinary shares, par value (in Dollars per share)				$ 0.00001
Reverse share consolidation				10
Class A Ordinary Shares | Post-consolidation
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Reverse share consolidation				1
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]		100,058,818.8		100,058,818.8
Ordinary shares, shares issued (in Shares)	[1]		58,819		58,819
Ordinary shares, shares outstanding (in Shares)	[1]		58,819		58,819
Class B Ordinary Shares | Forecast
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Reverse share consolidation		20
Class B Ordinary Shares | Share Consolidation
Ordinary shares, shares authorized (in Shares)				100,058,818.8
Class B Ordinary Shares | Share Consolidation | Forecast
Ordinary shares, par value (in Dollars per share)		$ 0.002
Ordinary shares, shares authorized (in Shares)		5,002,940.94
Reverse share consolidation		1
Class B Ordinary Shares | Pre-consolidation
Ordinary shares, par value (in Dollars per share)				$ 0.00001
Reverse share consolidation				10
Class B Ordinary Shares | Post-consolidation
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Reverse share consolidation				1

[1]

On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis.

On April 1, 2026, the Company effected a 1-for-10 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “April 2026 Share Consolidation”), pursuant to which every ten Class A ordinary shares with a par value of US$0.00001 each were consolidated into one Class A ordinary share with a par value of US$0.0001, and every ten Class B ordinary shares with a par value of US$0.00001 each were consolidated into one Class B ordinary share with a par value of US$0.0001, without any action on the part of the shareholders. Immediately following the April 2026 Share Consolidation, the Company’s authorized share capital consisted of 500,000,000 ordinary shares with a par value of US$0.0001 each, comprising (i) 399,941,181.2 Class A ordinary shares and (ii) 100,058,818.8 Class B ordinary shares.

On September 9, 2026, subsequent to June 30, 2026 but before the issuance of these unaudited condensed consolidated financial statements, the Company effected a further 1-for-20 consolidation of all of its authorized Class A and Class B ordinary shares, whether issued or unissued (the “September 2026 Share Consolidation”), pursuant to which every twenty Class A ordinary shares with a par value of US$0.0001 each were consolidated into one Class A ordinary share with a par value of US$0.002, and every twenty Class B ordinary shares with a par value of US$0.0001 each were consolidated into one Class B ordinary share with a par value of US$0.002. Immediately following the September 2026 Share Consolidation, the Company’s authorized share capital was US$50,000 divided into (i) 19,997,059.06 Class A ordinary shares with a par value of US$0.002 each and (ii) 5,002,940.94 Class B ordinary shares with a par value of US$0.002 each.

During the six months ended June 30, 2026, the Company issued an aggregate of 25,245,498 ordinary shares on a basis giving effect to the April 2026 Share Consolidation but before giving effect to the September 2026 Share Consolidation. Such shares were equivalent to approximately 1,262,275 ordinary shares after giving effect to the September 2026 Share Consolidation.

Share information presented in the accompanying unaudited condensed consolidated balance sheets reflects the April 2026 Share Consolidation but has not been retrospectively adjusted to reflect the September 2026 Share Consolidation. Earnings (loss) per share and the weighted-average number of ordinary shares used in calculating basic and diluted earnings (loss) per share have been retrospectively adjusted for all periods presented to reflect both the April 2026 Share Consolidation and the September 2026 Share Consolidation.